Stockholders' Equity	12 Months Ended
Sep. 30, 2014
Stockholders' Equity
Stockholders' Equity

16. Stockholders’ Equity

Common Stock Units—Common stock units are only redeemable for common stock. In the event of liquidation of the Company, holders of stock units are entitled to no greater rights than holders of common stock. See also Note 17.